Scope of consolidation - deconsolidation of FCA Venezuela (Details) € in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017 EUR (€)	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2017 EUR (€) $ / €	Dec. 31, 2016 EUR (€) $ / €	Dec. 31, 2018 R$ / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 ¥ / €	Dec. 31, 2018 zł / €	Dec. 31, 2018 £ / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 SFr / €	Dec. 31, 2018 $ / €	Dec. 31, 2017 R$ / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 ¥ / €	Dec. 31, 2017 zł / €	Dec. 31, 2017 £ / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 SFr / €	Dec. 31, 2017 $ / €	Dec. 31, 2016 R$ / €	Dec. 31, 2016 $ / €	Dec. 31, 2016 ¥ / €	Dec. 31, 2016 zł / €	Dec. 31, 2016 £ / €	Dec. 31, 2016 $ / €	Dec. 31, 2016 SFr / €	Dec. 31, 2016 $ / €	Dec. 31, 2016 / $
Disclosure of subsidiaries [line items]
Deconsolidation, loss			€ 42
Closing foreign exchange rate		1.561	1.504	1.419	4.444	22.492	7.875	4.301	0.895	43.074	1.127	1.145	3.973	23.661	7.804	4.177	0.887	22.595	1.170	1.199	3.431	21.772	7.320	4.410	0.856	16.707	1.074	1.054
Loss on net monetary position				€ 19
DICOM
Disclosure of subsidiaries [line items]
Closing foreign exchange rate | / $																													674
Venezuelan Operations
Disclosure of subsidiaries [line items]
Impairment loss	€ 21
Deconsolidation, loss		€ 42